[LOGO]
 USAA(R)

                     USAA EMERGING
                             MARKETS Fund

                                   [GRAPHIC]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   NOVEMBER 30, 2002

                                             (C)2003, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
                from the PRESIDENT

                                [GRAPHIC]

                               FORTUNATELY,
[PHOTO]             BEAR MARKETS - LIKE THE BULL MARKET
                     OF THE 1990S - DON'T LAST FOREVER.

                                [GRAPHIC]

--------------------------------------------------------------------------------

         The past three years have been difficult ones for investors. Fortunately, bear markets - like the bull market of the 1990s - don't last forever. While I can't unequivocally say that it is time to get back into stocks, I believe that we may be through the worst of the market downturn. We are seeing potential for improved corporate earnings, supported by low inflation, current low interest rates, and a modest rate of economic growth.

         As I write to you, the markets continue to struggle with three key issues. First, there is ongoing uncertainty over a potential war with Iraq and the threat of major terrorist activities. Second, corporate governance concerns still hang over the equity and bond markets. Most public companies, however, are moving with rigor and discipline to implement new internal controls, disclosure policies, and improved corporate governance that should both inspire investor confidence and keep history from repeating itself. And third, people have been badly stung by losses in the markets, making them reluctant to invest new money even when it may make sense to do so. I believe that today's market conditions are perfect for dollar-cost averaging, a strategy whereby you invest the same amount at regular intervals (regardless of market highs or lows). This allows you to ease back into the market, and your price per share over time should average lower than if you invested all on one day.

         Against this backdrop, all of us at USAA Investment Management Company continue to work hard to maintain your trust, respect, and

 . . . C O N T I N U E D
========================--------------------------------------------------------

         business. Our mission is to provide you with an exceptional value-- superior services and products you need at a reasonable price.

         We remain committed to our policy of offering you no-load mutual funds without excessive fees, sales loads, or contractual plans. With USAA 100% no-load mutual funds, more of your hard-earned money is working for you and not used to pay commissions to a broker or adviser. Furthermore, at no charge, our investment representatives will help you identify the USAA mutual funds that may be right for you.

         We believe that during the last year we assembled one of the finest teams of portfolio managers and analysts in the country to manage your assets. We will continue to work hard to deliver the service that you have come to know and expect from us. As always, we remain available to give you investment guidance on our funds as well as planning assistance through USAA Financial Planning Services.

         Thank you for your continued faith and trust in us. We take our responsibility to help you manage your investment needs very seriously, and we look forward to working with you in the years to come.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

         MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

         DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

         FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY             1

SHAREHOLDER VOTING RESULTS                             9

FINANCIAL INFORMATION

  Portfolio of Investments                            11

  Notes to Portfolio of Investments                   17

  Financial Statements                                18

  Notes to Financial Statements                       21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EMERGING MARKETS FUND

OBJECTIVE
--------------------------------------------------------------------------------

           Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

----------------------------------------------------------------------------------
                                           11/30/02                     5/31/02
----------------------------------------------------------------------------------
Net Assets                              $47.2 Million                $57.1 Million
Net Asset Value Per Share                  $ 6.74                       $ 7.93

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/02
--------------------------------------------------------------------------------
5/31/02 TO 11/30/02*      1 YEAR        5 YEARS       SINCE INCEPTION ON 11/7/94
     -15.13%               5.66%         -6.30%               -3.50%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

         TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                                    [CHART]

         USAA EMERGING   LIPPER EMERGING   S&P/IFC GLOBAL   LIPPER EMERGING   MSCI EMERGING
            MARKETS       MARKETS FUNDS      COMPOSITE       MARKETS FUNDS       MARKETS
             FUND           AVERAGE            INDEX             INDEX            INDEX
         -------------   ---------------   --------------   ---------------   -------------
Oct-94     $10,000          $10,000          $10,000            $10,000          $10,000
Nov-94       9,550            9,668            9,327              9,656            9,601
Dec-94       9,170            8,956            8,812              8,923            8,830
Jan-95       8,390            8,096            7,810              8,010            7,891
Feb-95       8,300            7,956            7,712              7,877            7,688
Mar-95       8,720            8,024            7,681              7,912            7,737
Apr-95       9,130            8,370            7,802              8,167            8,085
May-95       9,770            8,785            8,097              8,548            8,515
Jun-95       9,950            8,802            8,081              8,582            8,540
Jul-95      10,320            9,127            8,235              8,881            8,732
Aug-95      10,090            8,962            7,914              8,653            8,525
Sep-95       9,940            8,958            7,967              8,611            8,485
Oct-95       9,330            8,570            7,728              8,253            8,160
Nov-95       9,286            8,440            7,508              8,040            8,015
Dec-95       9,505            8,722            7,726              8,319            8,371
Jan-96      10,634            9,496            8,124              9,075            8,966
Feb-96      10,767            9,420            8,072              8,969            8,824
Mar-96      10,716            9,485            8,200              9,043            8,892
Apr-96      11,291            9,922            8,811              9,363            9,248
May-96      11,424           10,076            8,641              9,455            9,207
Jun-96      11,260           10,149            8,768              9,473            9,264
Jul-96      10,436            9,558            8,221              8,924            8,631
Aug-96      10,824            9,842            8,404              9,167            8,852
Sep-96      10,974            9,909            8,479              9,261            8,929
Oct-96      10,608            9,672            8,290              9,049            8,691
Nov-96      10,921            9,906            8,409              9,253            8,837
Dec-96      11,082           10,094            8,335              9,334            8,876
Jan-97      11,933           10,920            8,895             10,048            9,482
Feb-97      12,331           11,309            9,299             10,407            9,887
Mar-97      12,095           11,065            9,133             10,141            9,627
Apr-97      11,965           11,153            9,134             10,141            9,645
May-97      12,418           11,648            9,285             10,492            9,921
Jun-97      12,988           12,318            9,759             11,006           10,451
Jul-97      13,267           12,733            9,913             11,329           10,607
Aug-97      12,251           11,607            8,840             10,081            9,258
Sep-97      12,928           12,085            8,882             10,445            9,514
Oct-97      10,917           10,197            7,532              8,701            7,953
Nov-97      10,393            9,806            7,097              8,303            7,663
Dec-97      10,699            9,963            7,122              8,379            7,847
Jan-98       9,715            9,266            6,717              7,795            7,232
Feb-98      10,808           10,110            7,408              8,492            7,987
Mar-98      11,333           10,503            7,647              8,808            8,334
Apr-98      11,234           10,575            7,586              8,850            8,243
May-98       9,814            9,208            6,683              7,683            7,114
Jun-98       8,863            8,369            5,994              6,954            6,367
Jul-98       9,029            8,641            6,167              7,166            6,569
Aug-98       6,118            6,193            4,599              5,113            4,670
Sep-98       6,548            6,353            4,826              5,305            4,966
Oct-98       7,496            6,924            5,320              5,815            5,489
Nov-98       7,893            7,365            5,718              6,206            5,946
Dec-98       7,904            7,261            5,621              6,128            5,860
Jan-99       7,706            7,106            5,528              6,004            5,765
Feb-99       7,651            7,055            5,555              5,952            5,821
Mar-99       8,411            7,827            6,121              6,615            6,588
Apr-99       9,580            8,901            6,869              7,534            7,403
May-99       9,360            8,829            6,905              7,443            7,361
Jun-99      10,363            9,884            7,776              8,278            8,196
Jul-99      10,128            9,657            7,597              8,072            7,973
Aug-99       9,972            9,542            7,752              7,983            8,046
Sep-99       9,506            9,189            7,467              7,699            7,774
Oct-99       9,717            9,526            7,595              7,931            7,939
Nov-99      10,528           10,607            8,148              8,806            8,651
Dec-99      12,049           12,564            9,146             10,353            9,752
Jan-00      11,794           12,449            9,312             10,233            9,810
Feb-00      12,193           13,080            9,319             10,538            9,940
Mar-00      12,171           13,180            9,437             10,570            9,988
Apr-00      10,616           11,693            8,556              9,420            9,042
May-00       9,972           11,019            8,341              8,918            8,668
Jun-00      10,505           11,575            8,524              9,361            8,973
Jul-00      10,026           11,044            8,163              8,979            8,512
Aug-00      10,159           11,273            8,185              9,071            8,554
Sep-00       9,259           10,129            7,438              8,204            7,807
Oct-00       8,703            9,394            6,853              7,591            7,241
Nov-00       7,825            8,480            6,425              6,905            6,608
Dec-00       8,203            8,793            6,515              7,154            6,768
Jan-01       8,970            9,825            7,302              7,983            7,700
Feb-01       8,203            9,059            6,812              7,365            7,097
Mar-01       7,470            8,214            6,353              6,662            6,400
Apr-01       7,814            8,688            6,580              7,003            6,716
May-01       7,959            8,950            6,720              7,195            6,796
Jun-01       7,847            8,779            6,617              7,070            6,657
Jul-01       7,436            8,199            6,155              6,632            6,236
Aug-01       7,169            8,024            6,091              6,545            6,174
Sep-01       6,269            6,883            5,202              5,611            5,219
Oct-01       6,580            7,310            5,482              5,906            5,543
Nov-01       7,103            8,048            6,048              6,491            6,121
Dec-01       7,728            8,560            6,497              6,905            6,607
Jan-02       8,107            8,901            6,672              7,177            6,831
Feb-02       8,363            9,092            6,775              7,338            6,944
Mar-02       8,921            9,614            7,253              7,740            7,362
Apr-02       8,932            9,700            7,322              7,835            7,409
May-02       8,843            9,603            7,167              7,763            7,292
Jun-02       8,185            8,887            6,804              7,195            6,745
Jul-02       7,494            8,230            6,404              6,658            6,231
Aug-02       7,583            8,287            6,448              6,712            6,327
Sep-02       6,769            7,484            5,793              6,039            5,645
Oct-02       7,014            7,836            6,086              6,327            6,011
Nov-02       7,505            8,325            6,354              6,753            6,425

         DATA SINCE INCEPTION ON 11/7/94 THROUGH 11/30/02.

         THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING
         MARKETS INDEX REPLACES THE S&P/IFC GLOBAL COMPOSITE INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX FOR TWO REASONS: (I) WE BELIEVE THE MSCI EMERGING MARKETS INDEX IS MORE WIDELY USED IN THE INDUSTRY AND (II) TO ALIGN THE INDEX OF THE FUND WITH OTHER GLOBAL AND INTERNATIONAL FUNDS IN THE USAA FAMILY OF FUNDS, EACH OF WHICH USES
         AN MSCI INDEX.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund to the following benchmarks:

         o The S&P/International Financial Corporation (S&P/IFC) Global Composite Index (formerly known as the IFC Global Composite Index), an unmanaged broad-based index of emerging markets based on the World Bank GNP per capita definition.

         o The Lipper Emerging Markets Funds Average, an average of emerging markets funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

         o The Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

         o   Morgan Stanley Capital International (MSCI) Emerging Markets
             Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

D. KIRK HENRY, CFA                              CAROLYN M. KEDERSHA, CFA, CPA
        The Boston Company Asset                        The Boston Company Asset
        Management, LLC                                 Management, LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA Emerging Markets Fund had a total return of -15.13%, compared to a -13.21% average return for the Lipper Emerging Markets
         Funds category for the six-month period ended November 30, 2002.

WHAT WERE THE MAJOR FACTORS DRIVING EMERGING MARKETS?

         Like all global equity markets, emerging markets were extremely volatile during the reporting period. Given the importance of exports to most emerging markets, they were especially vulnerable to poor economic data from the United States and concerns that business spending would not pick up in the near future.

WHAT MAJOR STRATEGIES DID YOU PURSUE DURING THE PERIOD?

         We want to find companies in emerging markets that are inefficiently priced, that have strong business fundamentals where we can identify a catalyst that will lead the markets to recognize their true economic value. We select stocks and construct a portfolio company by company, so we don't tend to rotate in and out of economic sectors or geographic regions based on macroeconomic views. We are also very disciplined in terms of price. We

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 3 FOR THE LIPPER AVERAGE DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         will sell a stock that reaches our price target, even if it has short-term market momentum, and use the proceeds to invest in a company with more upside potential.

HOW WERE THESE STRATEGIES IMPLEMENTED?

         We sold a number of positions that had sharply appreciated. These included technology firms in Taiwan that had done very well due to inventory rebuilding, but had less-certain longer-term prospects. We also trimmed positions in certain consumer stocks that had performed well, and used the profits to reinvest in less-expensive consumer names. We added to several existing positions on price weakness, particularly in the materials sector.

HAVE EMERGING MARKETS CHANGED IN THE PAST FEW YEARS?

         We're beginning to see some very positive changes, specifically the rise of consumer demand. Following the Asian financial crisis that began in 1997, many emerging-market countries were forced to restructure their financial systems. This has started to result in sounder local economies where credit is more broadly available to consumers. South Korea is the primary example, and we've seen a substantial pickup in consumer demand there. This process has begun in Taiwan, as well. In India, there is restructuring along with the largest middle class in the world, and we're finding attractive values in newly privatized industrial and consumer products companies. Domestic demand is also a factor in Mexico, particularly among the young, who have many new options when it comes to buying homes and goods. And, of course, China represents tremendous investment opportunity as the world's leading low-cost producer with a growing domestic economy.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR OUTLOOK FOR EMERGING MARKETS?

         Emerging markets are attractively valued relative to developed markets. We're looking for and finding companies that are increasing productivity and meeting-and sometimes exceeding-expectations. We're working hard on your behalf, and we thank you for the opportunity and privilege of serving you.

         FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                               TOP 10 INDUSTRIES
                               (% OF NET ASSETS)

Banks                                                                12.7%

Integrated Telecommunication Services                                10.3%

Integrated Oil & Gas                                                  5.8%

Electric Utilities                                                    4.9%

Computer Storage & Peripherals                                        3.8%

Oil & Gas - Refining & Marketing
  & Transportation                                                    3.5%

Wireless Telecommunication Services                                   3.3%

Automobile Manufacturers                                              2.7%

Industrial Conglomerates                                              2.7%

Diversified Chemicals                                                 2.6%

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-15.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                ASSET ALLOCATION
                                    11/30/02

                                    [CHART]

Other*                       27.6%

Korea                        18.3%

India                        10.4%

Mexico                       10.3%

Taiwan                        8.5%

Brazil                        7.4%

South Africa                  6.9%

China                         3.8%

Poland                        3.3%

Thailand                      3.0%

                          *Includes countries with less than 3% of
                         the portfolio and money market instruments.

     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-15.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

         The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).

         NUMBER OF SHARES VOTING

         ---------------------------------------------------------------
            FOR          AGAINST         ABSTAIN        BROKER NON-VOTE*
         ---------------------------------------------------------------

         4,586,680       188,493         58,012              N/A


PROPOSAL 2D
--------------------------------------------------------------------------------

         Approval of new investment subadvisory agreement between IMCO and The Boston Company Asset Management, LLC.

         NUMBER OF SHARES VOTING

         ---------------------------------------------------------------
            FOR          AGAINST         ABSTAIN        BROKER NON-VOTE*
         ---------------------------------------------------------------

         4,576,834       194,486         61,865              N/A

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 3
--------------------------------------------------------------------------------

         Approval of a proposal to permit IMCO and the Board of Trustees of USAA Investment Trust to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.

         NUMBER OF SHARES VOTING

         -----------------------------------------------------------------
            FOR           AGAINST         ABSTAIN         BROKER NON-VOTE*
         -----------------------------------------------------------------

         4,168,243        371,355         72,782              220,805


         * BROKER "NON-VOTES" (I.E., PROXIES FROM BROKERS OR NOMINEES INDICATING THAT SUCH PERSONS HAVE NOT RECEIVED INSTRUCTION FROM THE BENEFICIAL OWNER OR OTHER PERSON ENTITLED TO VOTE SHARES ON A PARTICULAR MATTER WITH RESPECT TO WHICH THE BROKERS OR NOMINEES DO NOT HAVE DISCRETIONARY POWER) ARE TREATED THE SAME AS ABSTENTIONS AND, AS A RESULT, HAD THE EFFECT OF AN "AGAINST" VOTE ON THE OUTCOME OF THE PROPOSALS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES       SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------------
                 STOCKS (93.6%)

                 ARGENTINA (0.2%)
    21,100       Perez Companc S.A. ADR "B" *                                                   $     113
                                                                                                ---------

                 BERMUDA (0.4%)
 1,128,000       Brilliance China Automotive Holdings Ltd.                                            188
                                                                                                ---------

                 BRAZIL (7.4%)
    19,200       Banco Itau S.A. ADR (Preferred)                                                      403
12,900,000       Companhia de Saneamento Basico de Sao Paulo (SABESP)                                 292
59,100,000       Companhia Energetica de Minas Gerais (CEMIG) (Preferred)                             387
    15,734       Embraer Empresa Brasileira de Aeronautica S.A. ADR (Preferred)                       230
    21,480       Petroleo Brasileiro S.A. (Preferred)                                                 260
    48,026       Petroleo Brasileiro S.A. ADR                                                         629
    21,000       Tele Celular Sul Participacoes S.A. ADR (Preferred)                                  153
    48,000       Tele Norte Leste Participacoes S.A. ADR (Preferred)                                  353
    23,400       Telecomunicacoes Brasileiras S.A. ADR (Preferred)                                    419
    28,800       Ultrapar Participacoes S.A. ADR (Preferred)                                          198
    21,100       Uniao de Bancos Brasileiros S.A. (Unibanco) GDR (Preferred)                          184
                                                                                                ---------
                                                                                                    3,508
                                                                                                ---------
                 CHILE (0.4%)
    41,400       Quinenco S.A. ADR                                                                    180
                                                                                                ---------

                 CHINA (3.8%)
 2,461,000       Aluminum Corp. of China Ltd. "H"                                                     331
   125,000       Beijing Datang Power Generation Co. Ltd. "H" *                                        41
 2,606,000       PetroChina Co. Ltd. "H"                                                              498
 1,850,000       Qingling Motors Co. Ltd. "H"                                                         213
 1,280,000       Shandong International Power Development Co. Ltd. "H"                                282
 1,234,000       Sinopec Shanghai Petrochemical Co. Ltd. "H" *                                        176
 1,942,000       Sinopec Yizheng Chemical Fibre Co. Ltd. "H"                                          247
                                                                                                ---------
                                                                                                    1,788
                                                                                                ---------
                 CROATIA (0.8%)
    27,600       Pliva d.d. GDR                                                                       403
                                                                                                ---------

                 CZECH REPUBLIC (0.6%)
    89,700       Ceske Energeticke Zavody A.S.                                                        265
                                                                                                ---------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES       SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------------
                 EGYPT (0.9%)
    41,200       Commercial International Bank S.A.E. GDR                                       $     218
    33,200       Suez Cement Co. S.A.E. GDR                                                           186
                                                                                                ---------
                                                                                                      404
                                                                                                ---------
                 HONG KONG (2.9%)
   402,100       China Mobile Ltd. *                                                                1,065
   201,000       Shanghai Industrial Holdings Ltd.                                                    290
                                                                                                ---------
                                                                                                    1,355
                                                                                                ---------
                 HUNGARY (2.5%)
     1,000       EGIS Rt.                                                                              60
     7,900       Gedeon Richter Veg Rt.                                                               434
   114,500       Matav Rt.                                                                            424
    12,100       MOL Magyar Olaj-es Gazipari Rt.                                                      280
                                                                                                ---------
                                                                                                    1,198
                                                                                                ---------
                 INDIA (10.4%)
    24,000       Bajaj Auto Ltd. GDR *                                                                236
    55,000       Gas Auth. of India Ltd. GDR *                                                        454
    30,200       Grasim Industries Ltd. GDR (b)                                                       192
    34,900       Hindalco Industries Ltd. GDR                                                         394
    54,100       ICICI Bank Ltd. ADR                                                                  324
    29,500       Indian Hotels Co. Ltd. GDR (b)                                                        99
    27,500       ITC Ltd. GDR                                                                         356
   181,050       Mahanagar Telephone Nigam Ltd. ADR *                                                 737
   104,000       Mahindra & Mahindra Ltd. GDR                                                         223
    74,000       Reliance Industries Ltd. GDR                                                         892
    14,360       Satyam Computer Services Ltd. ADR                                                    183
    37,000       State Bank of India Ltd. GDR                                                         453
   101,900       Tata Engineering and Locomotive Co. Ltd. GDR *                                       357
                                                                                                ---------
                                                                                                    4,900
                                                                                                ---------
                 INDONESIA (2.3%)
   260,000       PT Gudang Garam Tbk                                                                  221
 3,371,000       PT Indofood Sukses Makmur Tbk                                                        216
   243,000       PT Indonesian Satellite Corp. Tbk (Indosat)                                          226
 1,043,400       PT Telekomunikasi Tbk "B"                                                            413
                                                                                                ---------
                                                                                                    1,076
                                                                                                ---------
                 ISRAEL (2.4%)
    41,600       AudioCodes Ltd. *                                                                     94
   391,800       Bank Hapoalim Ltd. *                                                                 619
    15,810       Check Point Software Technologies Ltd. *                                             269

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES       SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------------
    51,200       ECI Telecom Ltd. *                                                             $     128
       748       Koor Industries Ltd. *                                                                10
                                                                                                ---------
                                                                                                    1,120
                                                                                                ---------
                 KOREA (18.3%)
     2,570       Cheil Communications, Inc.                                                           258
     9,800       Cheil Jedang Corp.                                                                   396
    42,000       Hyundai Development Co. *                                                            255
    16,800       Hyundai Motor Co. Ltd.                                                               493
    21,100       Kookmin Bank                                                                         811
     3,000       Kookmin Bank ADR                                                                     116
    82,800       Korea Electric Power Corp.                                                         1,357
    32,998       Korea Exchange Bank Credit Services Co. Ltd.                                         371
    60,150       Korea Tobacco & Ginseng Corp. GDR                                                    460
    27,700       KT Corp. ADR                                                                         597
     6,670       POSCO                                                                                694
     1,900       POSCO ADR                                                                             49
    85,000       Samsung Corp.                                                                        554
     2,202       Samsung Electronics Co. Ltd.                                                         712
       300       Samsung Electronics Co. Ltd. GDR                                                      48
     6,640       Samsung SDI Co. Ltd.                                                                 486
    75,200       SK Corp.                                                                             962
                                                                                                ---------
                                                                                                    8,619
                                                                                                ---------
                 MALAYSIA (2.3%)
    40,700       Genting Bhd                                                                          142
   246,000       Malaysia International Shipping Corp. Bhd                                            434
   392,000       Sime Darby Bhd                                                                       506
                                                                                                ---------
                                                                                                    1,082
                                                                                                ---------
                 MEXICO (10.3%)
    49,100       Apasco S.A. de C.V.                                                                  280
    18,600       Cemex S.A. de C.V.                                                                    87
     8,800       Cemex S.A. de C.V. ADR                                                               205
    18,900       Coca Cola Femsa S.A. de C.V. ADR                                                     417
   174,600       Consorcio S.A. de C.V. ARA *                                                         276
   666,100       Controladora Comercial Mexicana S.A. de C.V. (UBC) "B"                               374
   796,400       Desc S.A. de C.V. ADR "B"                                                            313
    20,200       Grupo Aeroportuario del Sureste S.A. de C.V. ADR "B"                                 214
   154,700       Grupo Continental S.A.                                                               229
   443,900       Grupo Financiero BBVA Bancomer S.A. de C.V. (GFB) "B" *                              345
   375,200       Kimberly-Clark de Mexico S.A. de C.V. "A"                                            913
    37,700       Telefonos de Mexico S.A. de C.V. ADR "L"                                           1,215
                                                                                                ---------
                                                                                                    4,868
                                                                                                ---------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES       SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------------
                 PHILIPPINES (1.4%)
   331,000       ABS-CBN Broadcasting Corp. PDR *                                               $      96
   196,200       Bank of the Philippine Islands                                                       143
   801,400       Manila Electric Co. "B" *                                                            154
    48,000       Philippine Long Distance Telephone Co. *                                             260
                                                                                                ---------
                                                                                                      653
                                                                                                ---------
                 POLAND (3.3%)
     5,200       Bank Przemyslowo-Handlowy PBK S.A.                                                   354
   172,000       KGHM Polska Miedz S.A. *                                                             604
    77,900       Polski Koncern Naftowy Orlen S.A.                                                    363
    67,690       Telekomunikacja Polska S.A. *                                                        236
                                                                                                ---------
                                                                                                    1,557
                                                                                                ---------
                 RUSSIA (1.2%)
     8,700       LUKoil Holdings ADR *                                                                580
                                                                                                ---------

                 SOUTH AFRICA (6.9%)
   115,000       ABSA Group Ltd. *                                                                    446
   109,500       Aveng Ltd.                                                                           118
    98,500       Bidvest Group Ltd.                                                                   488
   715,800       Metro Cash & Carry Ltd. *                                                            193
   352,031       Nampak Ltd. *                                                                        578
    53,900       Nedcor Ltd.                                                                          681
   200,000       Shoprite Holdings Ltd.                                                               168
   294,927       Steinhoff International Holdings Ltd.                                                224
    47,900       Tiger Brands Ltd.                                                                    385
                                                                                                ---------
                                                                                                    3,281
                                                                                                ---------
                 TAIWAN (8.5%)
   543,000       Advanced Semiconductor Engineering, Inc. *                                           358
   272,000       Asustek Computer, Inc.                                                               556
    24,960       Benq Corp.                                                                            33
   271,264       Elan Microelectronics Corp.                                                          202
   361,290       Nan Ya Plastic Corp.                                                                 321
    27,800       Powerchip Semiconductor Corp. GDR *                                                   96
   168,000       Quanta Computer, Inc.                                                                334
 1,007,821       SinoPac Holdings Co. *                                                               401
   437,500       Taiwan Cellular Corp.                                                                347
    48,134       Taiwan Semiconductor Manufacturing Co. *                                              70
 1,190,500       United Microelectronics *                                                            881
 1,313,440       Yageo Corp. *                                                                        405
                                                                                                ---------
                                                                                                    4,004
                                                                                                ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES       SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------------
                 THAILAND (3.0%)
   118,000       Hana Microelectronics Public Co. Ltd.                                         $      190
   107,500       PTT Exploration & Production Public Co. Ltd.                                         338
   560,000       Siam Commercial Bank Public Co. Ltd. *                                               383
   114,000       Siam Makro Public Co. Ltd.                                                            94
   570,000       Thai Farmers Bank Public Co. Ltd. *                                                  426
                                                                                                ---------
                                                                                                    1,431
                                                                                                ---------
                 TURKEY (0.5%)
32,048,000       Tupras-Turkiye Petrol Rafinerileri A.S.                                              219
                                                                                                ---------

                 UNITED KINGDOM (2.9%)
    37,619       Anglo American plc                                                                   529
   445,100       Dimension Data Holdings Ltd. plc *                                                   177
   450,000       Old Mutual plc *                                                                     651
                                                                                                ---------
                                                                                                    1,357
                                                                                                ---------
                 Total stocks (cost: $46,175)                                                      44,149
                                                                                                ---------

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                                                          VALUE
     (000)      SECURITY                                                                            (000)
---------------------------------------------------------------------------------------------------------
                MONEY MARKET INSTRUMENTS (5.9%)

    $1,849      SSgA Money Market Fund, 1.18% (a)                                                   1,849
       942      SSgA Prime Money Market Fund, 1.39% (a)                                               942
                                                                                                ---------
                Total money market instruments (cost: $2,791)                                       2,791
                                                                                                ---------

                TOTAL INVESTMENTS (COST: $48,966)                                               $  46,940
                                                                                                =========

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Banks                                                             12.7%
Integrated Telecommunication Services                             10.3
Mutual Funds                                                       5.9
Integrated Oil & Gas                                               5.8
Electric Utilities                                                 4.9
Computer Storage & Peripherals                                     3.8
Oil & Gas - Refining & Marketing & Transportation                  3.5
Wireless Telecommunication Services                                3.3
Automobile Manufacturers                                           2.7
Industrial Conglomerates                                           2.7
Diversified Chemicals                                              2.6
Semiconductors                                                     2.2
Tobacco                                                            2.2
Packaged Foods & Meat                                              2.1
Household Products                                                 1.9
Pharmaceuticals                                                    1.9
Steel                                                              1.6
Aluminum                                                           1.5
Construction Materials                                             1.4
Multi-Line Insurance                                               1.4
Soft Drinks                                                        1.4
Diversified Metals & Mining                                        1.3
Paper Packaging                                                    1.2
Semiconductor Equipment                                            1.2
Trading Companies & Distributors                                   1.2
Food Retail                                                        1.1
Multi-Sector Holdings                                              1.1
Precious Metals & Minerals                                         1.1
Other                                                             15.5
                                                                  ----
Total                                                             99.5%
                                                                  ====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the annualized seven-day yield at November 30, 2002.

         (b) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Trustees.

         * Non-income-producing security for the 12-month period ended November 30, 2002.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $48,966)        $ 46,940
   Cash                                                                                  7
   Cash denominated in foreign currencies (identified cost of $475)                    479
   Receivables:
      Capital shares sold                                                               30
      Dividends and interest                                                            52
      Securities sold                                                                  298
                                                                                  --------
         Total assets                                                               47,806
                                                                                  --------
LIABILITIES
   Securities purchased                                                                 19
   Capital shares redeemed                                                             491
   USAA Investment Management Company                                                   36
   USAA Transfer Agency Company                                                         21
   Accounts payable and accrued expenses                                                62
                                                                                  --------
         Total liabilities                                                             629
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $ 47,177
                                                                                  ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                $153,542
   Accumulated undistributed net investment loss                                      (248)
   Accumulated net realized loss on investments                                   (104,095)
   Net unrealized depreciation of investments                                       (2,026)
   Net unrealized appreciation on foreign currency translations                          4
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $ 47,177
                                                                                  ========
   Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                    7,001
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $   6.74
                                                                                  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA EMERGING MARKETS FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT LOSS
   Income:
       Dividends (net of foreign taxes withheld of $97)                            $   426
       Interest                                                                          7
       Fees from securities loaned                                                       1
                                                                                   -------
          Total income                                                                 434
                                                                                   -------
   Expenses:
       Management fees                                                                 234
       Administrative and servicing fees                                                35
       Transfer agent's fees                                                           132
       Custodian's fees                                                                 72
       Postage                                                                          14
       Shareholder reporting fees                                                       15
       Trustees' fees                                                                    4
       Registration fees                                                                31
       Professional fees                                                                28
       Other                                                                             3
                                                                                   -------
          Total expenses                                                               568
                                                                                   -------
             Net investment loss                                                      (134)
                                                                                   -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                                   1,295
       Foreign currency transactions                                                  (106)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                                  (9,339)
       Foreign currency translations                                                    (7)
                                                                                   -------
             Net realized and unrealized loss                                       (8,157)
                                                                                   -------
   Decrease in net assets resulting from operations                                $(8,291)
                                                                                   =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA EMERGING MARKETS FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MAY 31, 2002

FROM OPERATIONS                                                        11/30/2002           5/31/2002
                                                                       ------------------------------
   Net investment loss                                                 $     (134)         $     (154)
   Net realized gain (loss) on investments                                  1,295              (1,033)
   Net realized loss on foreign currency transactions                        (106)               (176)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          (9,339)              6,496
      Foreign currency translations                                            (7)                 14
                                                                       ------------------------------
      Increase (decrease) in net assets resulting
         from operations                                                   (8,291)              5,147
                                                                       ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        -                (138)
                                                                       ------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               25,763              77,962
   Reinvested dividends                                                         -                 135
   Cost of shares redeemed                                                (27,368)            (77,742)
                                                                       ------------------------------
      Increase (decrease) in net assets from capital
         share transactions                                                (1,605)                355
                                                                       ------------------------------
Net increase (decrease) in net assets                                      (9,896)              5,364

NET ASSETS
   Beginning of period                                                     57,073              51,709
                                                                       ------------------------------
   End of period                                                       $   47,177          $   57,073
                                                                       ==============================
Accumulated undistributed net investment loss:
   End of period                                                       $     (248)         $     (114)
                                                                       ==============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                              3,879              11,033
   Shares issued for dividends reinvested                                       -                  20
   Shares redeemed                                                         (4,077)            (11,072)
                                                                       ------------------------------
      Decrease in shares outstanding                                         (198)                (19)
                                                                       ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the
         Fund). The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

               A. SECURITY VALUATION - The value of each security is
                  determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                  1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                  2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                  3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                  4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

               B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

               C. INVESTMENTS IN SECURITIES - Security transactions are
                  accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

               D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                  1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                  2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

                     Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                     Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                  E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended November 30, 2002, custodian fee offset arrangements did not affect expenses.

                  F. USE OF ESTIMATES - The preparation of financial
                     statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2002.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2003, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $103,550,000, which, if not offset by subsequent capital gains, will expire between 2006 and 2010. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2002, were $49,986,000 and $51,666,000, respectively.

         At November 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2002, were $2,886,000 and $4,912,000, respectively, resulting in net unrealized depreciation of $2,026,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

         connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At November 30, 2002, the terms of open foreign currency contracts were as follows (in thousands):

                       FOREIGN CURRENCY CONTRACTS TO SELL

------------------------------------------------------------------------------------------------
                                 U.S. DOLLAR
EXCHANGE       CONTRACTS TO      VALUE AS OF     IN EXCHANGE        UNREALIZED       UNREALIZED
  DATE           DELIVER          11/30/02     FOR U.S. DOLLAR     APPRECIATION     DEPRECIATION
------------------------------------------------------------------------------------------------
12/02/02       90,088,200            $58             $58                $-              $-
               Turkish Lira
------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of November 30, 2002.

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

               A. MANAGEMENT FEES - The Manager carries out the Fund's
                  investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets.

                  The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                  The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

28

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------
+/- 1.00% to 4.00%                     +/- 0.04%
+/- 4.01% to 7.00%                     +/- 0.05%
+/- 7.01% and greater                  +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                  During the six-month period ended November 30, 2002, the Fund paid the Manager total management fees of $234,000, which included a performance fee of zero.

               B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company), under which The Boston Company directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays The Boston Company a subadvisory fee.

               C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended November 30, 2002, the Fund paid the Manager administrative and servicing fees of $35,000.

               D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                  USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. During the six-month period ended November 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $132,000.

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

               E. UNDERWRITING SERVICES - The Manager provides exclusive
                  underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                  Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                  On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on November 7, 1994. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND

NOVEMBER 30, 2002 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                           NOVEMBER 30,                       YEAR ENDED MAY 31,
                                          -------------------------------------------------------------------------------
                                              2002            2002             2001        2000         1999         1998
                                          -------------------------------------------------------------------------------
Net asset value at
       beginning of period                 $  7.93         $  7.16         $  8.98      $  8.49     $   8.98     $  11.53
                                          -------------------------------------------------------------------------------
Income (loss) from investment
       operations:
       Net investment income (loss)           (.02)(a)        (.02)(a)         .04(a)       .02          .08          .07
       Net realized and
            unrealized gain (loss)           (1.17)            .81           (1.85)         .54         (.50)       (2.44)
                                          -------------------------------------------------------------------------------
Total from investment operations             (1.19)            .79           (1.81)         .56         (.42)       (2.37)
                                          -------------------------------------------------------------------------------
Less distributions:
       From net investment income                -            (.02)           (.01)        (.07)        (.07)           -
       From realized capital gains               -               -               -            -            -         (.18)
                                          -------------------------------------------------------------------------------
Total distributions                              -            (.02)           (.01)        (.07)        (.07)        (.18)
                                          -------------------------------------------------------------------------------
Net asset value at end of period           $  6.74         $  7.93         $  7.16     $   8.98     $   8.49     $   8.98
                                          ===============================================================================
Total return (%)*                           (15.01)          11.11          (20.19)        6.55        (4.63)      (20.97)
Net assets at end of period (000)          $47,177         $57,073         $51,709     $234,953     $276,340     $294,888
Ratio of expenses to
       average net assets (%)**               2.43(b),(c)     2.51(c)         1.39(c)      1.28         1.27         1.31
Ratio of net investment income (loss)
       to average net assets (%)**            (.58)(b)        (.33)            .47          .14          .98          .88
Portfolio turnover (%)                      110.24          257.45          196.75       147.24        83.84        41.23

   * Assumes reinvestment of all dividend income and realized capital gain distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.

  ** For the six-month period ended November 30, 2002, average net assets were $46,661,000.

 (a) Calculated using average shares. For the six-month period ended November
     30, 2002, average shares were 6,958,000.

 (b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

 (c) Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:

                                                 -            (.01%)          (.01%)        N/A          N/A          N/A

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            TRUSTEES        Robert G. Davis, CHAIRMAN OF THE BOARD
                            Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Michael F. Reimherr
                            Laura T. Starks, Ph.D.
                            Richard A. Zucker

      ADMINISTRATOR,        USAA Investment Management Company
 INVESTMENT ADVISER,        9800 Fredericksburg Road
        UNDERWRITER,        San Antonio, Texas 78288
     AND DISTRIBUTOR

      TRANSFER AGENT        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

           CUSTODIAN        State Street Bank and Trust Company
                            P.O. Box 1713
                            Boston, Massachusetts 02105

INDEPENDENT AUDITORS        Ernst & Young LLP
                            100 West Houston St., Suite 1900
                            San Antonio, Texas 78205

           TELEPHONE        Call toll free - Central time
    ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                            Saturday, 8:30 a.m. to 5 p.m.
                            Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT        For account servicing, exchanges,
        MUTUAL FUNDS        or redemptions
                            1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL        24-hour service (from any phone)
   FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND        (from touch-tone phones only)
   USAA TOUCHLINE(R)        For account balance, last transaction, fund
                            prices, or to exchange or redeem fund shares
                            1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                          Paper

--------------------------------------------------------------------------------

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